Sales and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and marketing expenses
Consulting	$ 402,146	$ 331,135	$ 410,338
Marketing	900,976	403,002	356,266
Salaries	1,231,609	580,552	303,512
Total sales and marketing expenses	$ 2,534,731	$ 1,314,689	$ 1,070,116